DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP (Details)	Dec. 31, 2018 BGN (лв) subsidiary	Dec. 31, 2017 BGN (лв) subsidiary	Dec. 31, 2018 HKD ($) subsidiary	Dec. 31, 2018 CAD ($) subsidiary	Dec. 31, 2018 EUR (€) subsidiary	Dec. 31, 2018 JPY (¥) subsidiary	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2017 HKD ($) subsidiary	Dec. 31, 2017 CAD ($) subsidiary	Dec. 31, 2017 EUR (€) subsidiary	Dec. 31, 2017 JPY (¥) subsidiary	Dec. 31, 2017 USD ($) subsidiary
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $							$ 8,000					$ 8,000
Sky Solar Bulgaria Co EOOD
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | лв	лв 2,364,800	лв 2,364,800
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Number of subsidiaries held by subsidiary | subsidiary	16	16	16	16	16	16	16	16	16	16	16	16
Sky Clean Energy Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $				$ 100,000					$ 100,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Number of subsidiaries held by subsidiary | subsidiary	7	7	7	7	7	7	7	7	7	7	7	7
Moktap Holdings Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					€ 1,800					€ 1,800
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Development Renewable Energy Resources S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					1,260,000					1,260,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky International Enterprise Group Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $			$ 10,000					$ 10,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Solar Japan KK (SSJ)
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | ¥						¥ 89,100,000					¥ 89,100,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Solar Energy S.a.r.l.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					12,500					12,500
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Capital Europe S.a.r.l.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					12,500					12,500
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Energy Capital Investment S.a.r.l.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					12,500					12,500
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Energy Capital Investment II
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					12,500					12,500
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Solar Iberica S.L.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital					€ 1,200,000					€ 1,200,000
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%
Sky Capital America Inc.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Share capital | $							$ 1					$ 1
Proportion of nominal value of issued share capital/registered capital held by the Company	100.00%	100.00%